Prepayments, Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments, Deposits And Other Receivables [Abstract]
Summary of Prepayments, Deposits And Other Receivables

	As of December 31,
	2019	2020
	HK$	HK$

Prepayments	35,085,959	23,221,564
Deposits	451,593	559,933
Other receivables	903,420	1,090,894

	36,440,972	24,872,391